Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	7,585,428
Proposed Maximum Offering Price per Unit	52.18
Maximum Aggregate Offering Price	$ 395,807,633
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,662
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Procore Technologies, Inc. (the “
Registrant
”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(2)
Estimated in accordance with Rule 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $52.18, which is the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 19, 2026.

(3)
Represents 7,585,428 additional shares of common stock available for issuance as a result of the annual evergreen increase on January 1, 2026, under the Registrant’s 2021 Equity Incentive Plan, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,517,085
Proposed Maximum Offering Price per Unit	44.35
Maximum Aggregate Offering Price	$ 67,282,720
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,292
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Procore Technologies, Inc. (the “
Registrant
”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(4)
Estimated in accordance with Rule 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $44.35, which is the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 19, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2021 Employee Stock Purchase Plan (the “
2021 ESPP
”).

(5)	Represents 1,517,085 additional shares of common stock available for issuance as a result of the annual evergreen increase on January 1, 2026, under the 2021 ESPP.